Exhibit 99.17

Data Compare (Non-Ignored)

Run Date - 8/22/2019 10:29:06 PM

AMC Loan ID	Issuer ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[Redact]	430366408	[Redact]			City	[Redact]	[Redact]	Verified	Verified with Note.
[Redact]	430366408	[Redact]			State	[Redact]	[Redact]	Verified	Verified with Note.
[Redact]	430366408	[Redact]			Zip	[Redact]	[Redact]	Verified	Verified with Note.
[Redact]	430366419	[Redact]	[Redact]		Property Type	Single Family	2 Family	Verified	Field value matches data from 1003.
[Redact]	430366480	[Redact]			Property Type	Single Family	4 Family	Verified	Field Value captured from Appraisal or Valuation model in file
[Redact]	430366480	[Redact]			Mortgage Type	Conventional with MI	Conventional without MI	Verified	Field Value reflects Mortgage Type per the Note
[Redact]	430366480	[Redact]			Original CLTV	69.96	44.12	Verified	Field Value reflects the sum of Original Principal Balance and other financing divided by the lesser of the appraised value or purchase price. (Purchases)
[Redact]	430366480	[Redact]			Original LTV	69.96	44.12	Verified	Field Value reflects Original Principal Balance divided by the lesser of the appraised value or purchase price. (Purchases)